Pay vs Performance Disclosure	12 Months Ended
	Mar. 30, 2024 USD ($)	Mar. 25, 2023 USD ($)	Mar. 26, 2022 USD ($)	Mar. 27, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	SCT Total to PEO (Forsyth)	Compensation Actually Paid to PEO (Forsyth)	SCT Total to PEO (Rhode)	Compensation Actually Paid to PEO (Rhode)	Average SCT Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income ($000s)	Company Selected Measure: Operating Profit Margin
							Company TSR	Peer Group TSR
(a)	(b)	(c)	(b')	(c')	(d)	(e)	(f)	(g)	(h)	(i)
2024	$8,486,669	$2,874,121	N/A	N/A	$1,916,212	$747,734	$149	$348	$274,572	25.0%
2023	$8,393,825	$11,345,556	N/A	N/A	$2,393,470	$2,704,444	$171	$219	$176,703	24.9%
2022	$6,624,468	$6,333,653	N/A	N/A	$1,737,270	$1,433,114	$142	$243	$326,355	26.5%
2021	$3,835,080	$4,824,068	$2,158,910	$2,782,421	$1,676,775	$1,925,001	$134	$212	$217,344	22.4%

Company Selected Measure Name	Operating Profit Margin
Named Executive Officers, Footnote	The principal executive officers (PEOs) reflected in columns (b), (c), (b’), and (c’) are John M. Forsyth, our current Chief Executive Officer, and Jason P. Rhode, our former Chief Executive Officer. Dr. Rhode was a PEO during fiscal year 2021 but not during fiscal years 2024, 2023, or 2022.The non-principal executive officer named executive officers (“NEOs”) reflected in columns (d) and (e) reflect the following individuals:
FY2024: Venk Nathamuni, Gregory S. Thomas, Jeffrey W. Baumgartner, and Justin Dougherty
FY2023: Venk Nathamuni, Thurman K. Case, Denise Grodé, Gregory S. Thomas, and Jeffrey W. Baumgartner
FY2022: Thurman K. Case, Gregory S. Thomas, Jeffrey W. Baumgartner, and Andy Brannan
FY2021: Thurman K. Case, Gregory S. Thomas, Jeffrey W. Baumgartner, and Jo-Dee M. Benson

Peer Group Issuers, Footnote	The “Peer Group TSR” of column (g) and within this Pay Versus Performance Disclosure corresponds to the Philadelphia Semiconductor Index (“PHLX Semiconductor”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended March 30, 2024. The comparison assumes $100 was invested in the Company and in the PHLX Semiconductor, respectively, for the period beginning after markets closed on last trading day before the earliest fiscal year in the table through the end of the noted fiscal year in the table.
PEO Actually Paid Compensation Amount	$ 2,874,121	$ 11,345,556	$ 6,333,653
Adjustment To PEO Compensation, Footnote

Fiscal Year	Salary	Bonus	Non-Equity Incentive Plan Compensation	Stock and Option Award Compensation	Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Adjustments to Summary Compensation Table Total	Compensation Actually Paid
		(i)			(ii)		(iii)	(iv)
2024	$675,619	$—	$799,969	$7,000,214	$10,867	$8,486,669	$(7,000,214)	$1,387,666	$2,874,121
2023	$700,000	$—	$1,182,058	$6,500,117	$11,650	$8,393,825	$(6,500,117)	$9,451,848	$11,345,556
2022	$613,077	$—	$1,497,350	$4,500,031	$14,010	$6,624,468	$(4,500,031)	$4,209,216	$6,333,653
2021 (Forsyth)	$443,077	$—	$868,132	$2,509,489	$14,382	$3,835,080	$(2,509,489)	$3,498,477	$4,824,068
2021 (Rhode)	$692,308	$—	$1,457,042	$—	$9,560	$2,158,910	$—	$623,511	$2,782,421

FY2024 (Forsyth)	Fair Value of Current Year Equity Awards at 3/30/2024	Change in Fair Value of Prior Year Unvested Equity Awards at 3/30/2024	Change in Fair Value of Prior Year Equity Awards that Vested in FY2024	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$2,316,407	$(497,902)	$(150,495)	$1,668,010
PBRSUs	$2,377,796	$(2,249,914)	$(941,081)	$(813,199)
Options	$2,202,990	$(873,957)	$(796,178)	$532,855
Total	$6,897,193	$(3,621,773)	$(1,887,754)	$1,387,666

FY2023 (Forsyth)	Fair Value of Current Year Equity Awards at 3/25/2023	Change in Fair Value of Prior Year Unvested Equity Awards at 3/25/2023	Change in Fair Value of Prior Year Equity Awards that Vested in FY2023	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$2,234,918	$523,074	$198,312	$2,956,304
PBRSUs	$2,412,067	$1,380,056	$(36,068)	$3,756,055
Options	$2,287,051	$566,644	$(114,206)	$2,739,489
Total	$6,934,036	$2,469,774	$48,038	$9,451,848

FY2022 (Forsyth)	Fair Value of Current Year Equity Awards at 3/26/2022	Change in Fair Value of Prior Year Unvested Equity Awards at 3/26/2022	Change in Fair Value of Prior Year Equity Awards that Vested in FY2022	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$1,494,764	$163,758	$(119,378)	$1,539,144
PBRSUs	$1,519,058	$(146,903)	$(244,199)	$1,127,956
Options	$1,482,061	$104,691	$(44,636)	$1,542,116
Total	$4,495,883	$121,546	$(408,213)	$4,209,216

FY2021 (Forsyth)	Fair Value of Current Year Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Unvested Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Equity Awards that Vested in FY2021	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$1,010,730	$742,157	$55,600	$1,808,487
PBRSUs	$742,965	$(344,986)	$—	$397,979
Options	$938,430	$293,886	$59,695	$1,292,011
Total	$2,692,125	$691,057	$115,295	$3,498,477

FY2021 (Rhode)	Fair Value of Current Year Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Unvested Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Equity Awards that Vested in FY2021	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$—	$891,053	$173,750	$1,064,803
PBRSUs	$—	$(1,103,182)	$(625,600)	$(1,728,782)
Options	$—	$1,064,049	$223,441	$1,287,490
Total	$—	$851,920	$(228,409)	$623,511

Non-PEO NEO Average Total Compensation Amount	$ 1,916,212	2,393,470	1,737,270	$ 1,676,775
Non-PEO NEO Average Compensation Actually Paid Amount	$ 747,734	2,704,444	1,433,114	1,925,001
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	Salary	Bonus	Non-Equity Incentive Plan Compensation	Stock and Option Award Compensation	Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Adjustments to Summary Compensation Table Total	Compensation Actually Paid
		(i)			(ii)		(iii)	(iv)
2024	$445,017	$—	$325,674	$1,125,221	$20,300	$1,916,212	$(1,125,221)	$(43,257)	$747,734
2023	$400,929	$42,000	$422,520	$1,465,118	$62,902	$2,393,470	$(1,465,118)	$1,776,092	$2,704,444
2022	$408,257	$—	$712,785	$600,074	$16,155	$1,737,270	$(600,074)	$295,918	$1,433,114
2021	$380,249	$—	$500,338	$783,353	$12,836	$1,676,775	$(783,353)	$1,031,579	$1,925,001
i.Reflects average of one-time cash signing bonuses reported in the SCT for our NEOs for each fiscal year shown.
ii.Reflects average “all other compensation” reported in the SCT for each fiscal year shown.
iii.Represents the average grant date fair value of equity-based awards granted each year as determined in accordance with FASB ASC Topic 718.
iv.Reflects the value of equity awards calculated in accordance with the SEC methodology for determining average non-PEO NEO CAP (as set forth in Item 402(v) of Regulation S-K) for each fiscal year shown. The equity component of CAP for each covered fiscal year is further detailed in the supplemental tables immediately below, where column (a) represents the fair value of equity awards granted during the covered fiscal year that are outstanding and unvested as the end of the covered fiscal year, column (b) reflects the change in fair value of any outstanding and unvested equity awards granted in any prior fiscal year from the end of such prior fiscal year to the end of the covered fiscal year, and column (c) reflects the change in fair value of any equity awards granted in any prior fiscal year from the end of the prior fiscal year to the vesting date at the end of or during the covered fiscal year.

FY2024	Average Fair Value of Current Year Equity Awards at 3/30/2024	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/30/2024	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2024	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$372,346	$(92,575)	$(57,773)	$221,998
PBRSUs	$382,267	$(376,528)	$(236,875)	$(231,136)
Options	$354,058	$(168,946)	$(219,231)	$(34,119)
Total	$1,108,671	$(638,049)	$(513,879)	$(43,257)

FY2023	Average Fair Value of Current Year Equity Awards at 3/25/2023	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/25/2023	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2023	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$656,263	$51,670	$(106,862)	$601,071
PBRSUs	$459,696	$134,568	$(60,710)	$533,554
Options	$687,446	$60,702	$(106,681)	$641,467
Total	$1,803,405	$246,940	$(274,253)	$1,776,092

FY2022	Average Fair Value of Current Year Equity Awards at 3/26/2022	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/26/2022	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2022	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$199,319	$35,456	$(92,461)	$142,314
PBRSUs	$202,583	$(105,146)	$(148,911)	$(51,474)
Options	$195,545	$50,133	$(40,600)	$205,078
Total	$597,447	$(19,557)	$(281,972)	$295,918

FY2021	Average Fair Value of Current Year Equity Awards at 3/27/2021	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/27/2021	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2021	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$315,521	$257,430	$38,399	$611,350
PBRSUs	$231,896	$(327,246)	$(78,200)	$(173,550)
Options	$288,566	$249,545	$55,668	$593,779
Total	$835,983	$179,729	$15,867	$1,031,579

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
We consider the following, listed in no particular order, to be the most important financial performance measures we use to link compensation actually paid to our NEOs, for fiscal year 2024, to Company performance.

- Operating Profit Margin
- Revenue Growth
- Relative TSR

Total Shareholder Return Amount	$ 149	171	142	134
Peer Group Total Shareholder Return Amount	348	219	243	212
Net Income (Loss)	$ 274,572,000	$ 176,703,000	$ 326,355,000	$ 217,344,000
Company Selected Measure Amount	0.250	0.249	0.265	0.224
PEO Name	John M. Forsyth	John M. Forsyth	John M. Forsyth	Jason P. Rhode
Additional 402(v) Disclosure	The Net Income of column (h) is GAAP net income as reported under the Company’s Consolidated Statements of Income on Form 10-K for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	- Operating Profit Margin
Non-GAAP Measure Description	The Company Selected Measure of column (i) is our Operating Profit Margin, which corresponds to the metric defined in our 2007 Management and Key Individual Contributor Incentive Plan (“Incentive Plan”), which is used (along with revenue growth) in the calculation of cash bonuses. This Operating Profit Margin metric is discussed in the Compensation Discussion and Analysis subsection entitled, “Incentive Plan Pay-Out Percentage” of the Company’s proxy statements. Effective fiscal year 2023, the definition of Operating Profit Margin was changed with the intention that Operating Profit Margin would be equivalent to our publicly-reported non-GAAP operating profit. The figures presented in column (i) for fiscal years 2022 and 2021 are calculated under this current definition of Operating Profit Margin, aligning with our non-GAAP operating profit figures for those fiscal years.
Measure:: 2
Pay vs Performance Disclosure
Name	- Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	- Relative TSR
Forsyth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,486,669	$ 8,393,825	$ 6,624,468	$ 3,835,080
PEO Actually Paid Compensation Amount	2,874,121	11,345,556	6,333,653	4,824,068
Rhode [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,158,910
PEO Actually Paid Compensation Amount				2,782,421
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,387,666	9,451,848	4,209,216
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,451,848	4,209,216
PEO Compensation Amount, Salary	675,619	700,000	613,077
PEO Compensation Amount, Bonus	0	0	0
PEO Compensation Amount, Non-Equity Incentive Plan Compensation	799,969	1,182,058	1,497,350
PEO Compensation Amount, Stock and Option Award Compensation	7,000,214	6,500,117	4,500,031
PEO Compensation Amount, Other Compensation	10,867	11,650	14,010
PEO Compensation Amount, Summary Compensation Table Total	8,486,669	8,393,825	6,624,468
PEO Compensation Amount, Deductions from Summary Compensation Table Total	(7,000,214)	(6,500,117)	(4,500,031)
PEO | Equity Awards Granted During the Year, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,316,407	2,234,918	1,494,764
PEO | Equity Awards Granted in Prior Years, Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(497,902)	523,074	163,758
PEO | Equity Awards Granted in Prior Years, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,495)	198,312	(119,378)
PEO | Equity Award Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,668,010	2,956,304	1,539,144
PEO | Equity Awards Granted During the Year, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,377,796	2,412,067	1,519,058
PEO | Equity Awards Granted in Prior Years, Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,249,914)	1,380,056	(146,903)
PEO | Equity Awards Granted in Prior Years, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(941,081)	(36,068)	(244,199)
PEO | Equity Award Adjustments, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(813,199)	3,756,055	1,127,956
PEO | Equity Awards Granted During the Year, Vested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,202,990	2,287,051	1,482,061
PEO | Equity Awards Granted in Prior Years, Unvested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(873,957)	566,644	104,691
PEO | Equity Awards Granted in Prior Years, Vested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(796,178)	(114,206)	(44,636)
PEO | Equity Award Adjustments, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	532,855	2,739,489	1,542,116
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,897,193	6,934,036	4,495,883
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,621,773)	2,469,774	121,546
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,887,754)	48,038	(408,213)
PEO | Forsyth [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,498,477
PEO | Forsyth [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,498,477
PEO Compensation Amount, Salary				443,077
PEO Compensation Amount, Bonus				0
PEO Compensation Amount, Non-Equity Incentive Plan Compensation				868,132
PEO Compensation Amount, Stock and Option Award Compensation				2,509,489
PEO Compensation Amount, Other Compensation				14,382
PEO Compensation Amount, Summary Compensation Table Total				3,835,080
PEO Compensation Amount, Deductions from Summary Compensation Table Total				(2,509,489)
PEO | Forsyth [Member] | Equity Awards Granted During the Year, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,010,730
PEO | Forsyth [Member] | Equity Awards Granted in Prior Years, Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				742,157
PEO | Forsyth [Member] | Equity Awards Granted in Prior Years, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				55,600
PEO | Forsyth [Member] | Equity Award Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,808,487
PEO | Forsyth [Member] | Equity Awards Granted During the Year, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				742,965
PEO | Forsyth [Member] | Equity Awards Granted in Prior Years, Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(344,986)
PEO | Forsyth [Member] | Equity Awards Granted in Prior Years, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Forsyth [Member] | Equity Award Adjustments, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				397,979
PEO | Forsyth [Member] | Equity Awards Granted During the Year, Vested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				938,430
PEO | Forsyth [Member] | Equity Awards Granted in Prior Years, Unvested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				293,886
PEO | Forsyth [Member] | Equity Awards Granted in Prior Years, Vested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				59,695
PEO | Forsyth [Member] | Equity Award Adjustments, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,292,011
PEO | Forsyth [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,692,125
PEO | Forsyth [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				691,057
PEO | Forsyth [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				115,295
PEO | Rhode [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				623,511
PEO | Rhode [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				623,511
PEO Compensation Amount, Salary				692,308
PEO Compensation Amount, Bonus				0
PEO Compensation Amount, Non-Equity Incentive Plan Compensation				1,457,042
PEO Compensation Amount, Stock and Option Award Compensation				0
PEO Compensation Amount, Other Compensation				9,560
PEO Compensation Amount, Summary Compensation Table Total				2,158,910
PEO Compensation Amount, Deductions from Summary Compensation Table Total				0
PEO | Rhode [Member] | Equity Awards Granted During the Year, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Rhode [Member] | Equity Awards Granted in Prior Years, Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				891,053
PEO | Rhode [Member] | Equity Awards Granted in Prior Years, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				173,750
PEO | Rhode [Member] | Equity Award Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,064,803
PEO | Rhode [Member] | Equity Awards Granted During the Year, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Rhode [Member] | Equity Awards Granted in Prior Years, Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,103,182)
PEO | Rhode [Member] | Equity Awards Granted in Prior Years, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(625,600)
PEO | Rhode [Member] | Equity Award Adjustments, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,728,782)
PEO | Rhode [Member] | Equity Awards Granted During the Year, Vested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Rhode [Member] | Equity Awards Granted in Prior Years, Unvested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,064,049
PEO | Rhode [Member] | Equity Awards Granted in Prior Years, Vested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				223,441
PEO | Rhode [Member] | Equity Award Adjustments, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,287,490
PEO | Rhode [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Rhode [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				851,920
PEO | Rhode [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(228,409)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,257)	1,776,092	295,918	1,031,579
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,257)	1,776,092	295,918	1,031,579
Non-PEO NEO Average Compensation, Salary	445,017	400,929	408,257	380,249
Non-PEO NEO Average Compensation, Bonus	0	42,000	0	0
Non-PEO NEO Average Compensation, Non-Equity Incentive Plan Compensation	325,674	422,520	712,785	500,338
Non-PEO NEO Average Compensation, Stock and Option Award Compensation	1,125,221	1,465,118	600,074	783,353
Non-PEO NEO Average Compensation, Other Compensation	20,300	62,902	16,155	12,836
Non-PEO NEO Average Compensation, Summary Compensation Table Total	1,916,212	2,393,470	1,737,270	1,676,775
Non-PEO NEO Average Compensation, Deductions from Summary Compensation Table Total	(1,125,221)	(1,465,118)	(600,074)	(783,353)
Non-PEO NEO | Equity Awards Granted During the Year, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,346	656,263	199,319	315,521
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,575)	51,670	35,456	257,430
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,773)	(106,862)	(92,461)	38,399
Non-PEO NEO | Equity Award Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,998	601,071	142,314	611,350
Non-PEO NEO | Equity Awards Granted During the Year, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	382,267	459,696	202,583	231,896
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,528)	134,568	(105,146)	(327,246)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,875)	(60,710)	(148,911)	(78,200)
Non-PEO NEO | Equity Award Adjustments, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,136)	533,554	(51,474)	(173,550)
Non-PEO NEO | Equity Awards Granted During the Year, Vested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	354,058	687,446	195,545	288,566
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,946)	60,702	50,133	249,545
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(219,231)	(106,681)	(40,600)	55,668
Non-PEO NEO | Equity Award Adjustments, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,119)	641,467	205,078	593,779
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,108,671	1,803,405	597,447	835,983
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(638,049)	246,940	(19,557)	179,729
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (513,879)	$ (274,253)	$ (281,972)	$ 15,867